2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Useful life (Details)	6 Months Ended
Jun. 30, 2015
Building
Useful life of Property and Equipment	40 years
Machinery and Equipment, Minimum
Useful life of Property and Equipment	5 years
Machinery and Equipment, Maximum
Useful life of Property and Equipment	10 years
Leasehold improvements
Useful life of Property and Equipment	0 years
Furniture and fixtures | Minimum
Useful life of Property and Equipment	5 years
Furniture and fixtures | Maximum
Useful life of Property and Equipment	10 years
Company automobiles | Minimum
Useful life of Property and Equipment	3 years
Company automobiles | Maximum
Useful life of Property and Equipment	5 years